Document and Entity Information	Jan. 15, 2025
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001367644
Document Type	8-K
Document Period End Date	Jan. 15, 2025
Entity Registrant Name	EMERGENT BIOSOLUTIONS INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-33137
Entity Tax Identification Number	14-1902018
Entity Address, Address Line One	300 Professional Drive
Entity Address, City or Town	Gaithersburg
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	20879
City Area Code	(240)
Local Phone Number	631-3200
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, $0.001 par value per share
Trading Symbol	EBS
Security Exchange Name	NYSE
Entity Emerging Growth Company	false